Notes payable	12 Months Ended
Dec. 31, 2024
Notes payable
Notes payable

13.   Notes payable

As at December 31, 2024, the Company has total notes payable balance of $619,029 (December 31, 2023 - $300,549).

During the year ended December 31, 2024, the Company issued a note payable of $309,138 (AUD $500,000) to RH Capital Finance CO LLC (“RH Capital”), with an interest rate of 17.0% per annum and maturing in June 2025. During the year ended December 31, 2024, the Company accrued interest of $9,343 (AUD $15,111) and the total outstanding balance was $318,480 (AUD $515,111).

During the year ended December 31, 2024, the Company issued a note payable of $290,387 (AUD $440,000) to RH Capital, with an interest rate of 16.0% per annum and maturing in June 2024. During the year ended December 31, 2024, the Company accrued interest of $30,547 (AUD $34,941). The total balance including interest was received during the year ended December 31, 2024, and there was no balance remaining as of December 31, 2024. This loan allowed the Company to access liquidity with respect to the Australian tax rebate scheme structure.

The remaining note payable balance of $300,549 was assumed on the acquisition of Prismic and is due on demand.